BANK FINANCIAL ASSETS AND LIABILITIES - Information of credit quality of loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit quality of loans
Net loans	₽ 241,314	₽ 288,032
Loans to individuals
Credit quality of loans
Net loans	₽ 67,772
Provision for impairment to gross loans	8.00%
Loans to individuals | Carrying value
Credit quality of loans
Net loans	₽ 73,839
Loans to individuals | Accumulated impairment
Credit quality of loans
Net loans	(6,067)
Loans to individuals | Collectively assessed
Credit quality of loans
Net loans	₽ 67,462
Provision for impairment to gross loans	8.00%
Loans to individuals | Collectively assessed | Not past due
Credit quality of loans
Net loans	₽ 64,842
Provision for impairment to gross loans	3.00%
Loans to individuals | Collectively assessed | Up to 30 days
Credit quality of loans
Net loans	₽ 1,369
Provision for impairment to gross loans	26.00%
Loans to individuals | Collectively assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 226
Provision for impairment to gross loans	56.00%
Loans to individuals | Collectively assessed | 61 - 90 days past due
Credit quality of loans
Net loans	₽ 159
Provision for impairment to gross loans	64.00%
Loans to individuals | Collectively assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 294
Provision for impairment to gross loans	74.00%
Loans to individuals | Collectively assessed | over 180 days
Credit quality of loans
Net loans	₽ 572
Provision for impairment to gross loans	78.00%
Loans to individuals | Collectively assessed | Carrying value
Credit quality of loans
Net loans	₽ 73,032
Loans to individuals | Collectively assessed | Carrying value | Not past due
Credit quality of loans
Net loans	66,506
Loans to individuals | Collectively assessed | Carrying value | Up to 30 days
Credit quality of loans
Net loans	1,841
Loans to individuals | Collectively assessed | Carrying value | 31 - 60 days past due
Credit quality of loans
Net loans	519
Loans to individuals | Collectively assessed | Carrying value | 61 - 90 days past due
Credit quality of loans
Net loans	441
Loans to individuals | Collectively assessed | Carrying value | 91 to 180 days
Credit quality of loans
Net loans	1,110
Loans to individuals | Collectively assessed | Carrying value | over 180 days
Credit quality of loans
Net loans	2,615
Loans to individuals | Collectively assessed | Accumulated impairment
Credit quality of loans
Net loans	(5,570)
Loans to individuals | Collectively assessed | Accumulated impairment | Not past due
Credit quality of loans
Net loans	(1,664)
Loans to individuals | Collectively assessed | Accumulated impairment | Up to 30 days
Credit quality of loans
Net loans	(472)
Loans to individuals | Collectively assessed | Accumulated impairment | 31 - 60 days past due
Credit quality of loans
Net loans	(293)
Loans to individuals | Collectively assessed | Accumulated impairment | 61 - 90 days past due
Credit quality of loans
Net loans	(282)
Loans to individuals | Collectively assessed | Accumulated impairment | 91 to 180 days
Credit quality of loans
Net loans	(816)
Loans to individuals | Collectively assessed | Accumulated impairment | over 180 days
Credit quality of loans
Net loans	(2,043)
Loans to individuals | Individually assessed
Credit quality of loans
Net loans	₽ 310
Provision for impairment to gross loans	62.00%
Loans to individuals | Individually assessed | Not past due
Credit quality of loans
Net loans	₽ 115
Provision for impairment to gross loans	77.00%
Loans to individuals | Individually assessed | Up to 30 days
Credit quality of loans
Net loans	₽ 33
Provision for impairment to gross loans	31.00%
Loans to individuals | Individually assessed | 31 - 60 days past due
Credit quality of loans
Provision for impairment to gross loans	0.00%
Loans to individuals | Individually assessed | 61 - 90 days past due
Credit quality of loans
Net loans	₽ 1
Provision for impairment to gross loans	0.00%
Loans to individuals | Individually assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 4
Provision for impairment to gross loans	0.00%
Loans to individuals | Individually assessed | over 180 days
Credit quality of loans
Net loans	₽ 157
Provision for impairment to gross loans	39.00%
Loans to individuals | Individually assessed | Carrying value
Credit quality of loans
Net loans	₽ 807
Loans to individuals | Individually assessed | Carrying value | Not past due
Credit quality of loans
Net loans	495
Loans to individuals | Individually assessed | Carrying value | Up to 30 days
Credit quality of loans
Net loans	48
Loans to individuals | Individually assessed | Carrying value | 61 - 90 days past due
Credit quality of loans
Net loans	1
Loans to individuals | Individually assessed | Carrying value | 91 to 180 days
Credit quality of loans
Net loans	4
Loans to individuals | Individually assessed | Carrying value | over 180 days
Credit quality of loans
Net loans	259
Loans to individuals | Individually assessed | Accumulated impairment
Credit quality of loans
Net loans	(497)
Loans to individuals | Individually assessed | Accumulated impairment | Not past due
Credit quality of loans
Net loans	(380)
Loans to individuals | Individually assessed | Accumulated impairment | Up to 30 days
Credit quality of loans
Net loans	(15)
Loans to individuals | Individually assessed | Accumulated impairment | over 180 days
Credit quality of loans
Net loans	(102)
Medium-sized enterprises and small businesses | Collectively assessed
Credit quality of loans
Net loans	₽ 1,528
Provision for impairment to gross loans	22.00%
Medium-sized enterprises and small businesses | Collectively assessed | Not past due
Credit quality of loans
Net loans	₽ 1,194
Provision for impairment to gross loans	2.00%
Medium-sized enterprises and small businesses | Collectively assessed | Up to 30 days
Credit quality of loans
Net loans	₽ 20
Provision for impairment to gross loans	31.00%
Medium-sized enterprises and small businesses | Collectively assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 30
Provision for impairment to gross loans	0.00%
Medium-sized enterprises and small businesses | Collectively assessed | 61 - 90 days past due
Credit quality of loans
Provision for impairment to gross loans	0.00%
Medium-sized enterprises and small businesses | Collectively assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 11
Provision for impairment to gross loans	21.00%
Medium-sized enterprises and small businesses | Collectively assessed | over 180 days
Credit quality of loans
Net loans	₽ 273
Provision for impairment to gross loans	59.00%
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value
Credit quality of loans
Net loans	₽ 1,958
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | Not past due
Credit quality of loans
Net loans	1,213
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | Up to 30 days
Credit quality of loans
Net loans	29
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | 31 - 60 days past due
Credit quality of loans
Net loans	30
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | 91 to 180 days
Credit quality of loans
Net loans	14
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | over 180 days
Credit quality of loans
Net loans	672
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment
Credit quality of loans
Net loans	(430)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | Not past due
Credit quality of loans
Net loans	(19)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | Up to 30 days
Credit quality of loans
Net loans	(9)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | 91 to 180 days
Credit quality of loans
Net loans	(3)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | over 180 days
Credit quality of loans
Net loans	₽ (399)